Financial Instruments and Risk Management (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Derivative instruments designated as cash flow hedge [Member]
Derivative instruments designated as Cash Flow hedge
Gain (loss) deferred in OCI	$ (71)	$ 65
Gain (loss) reclassified from OCI into earnings	123	(59)
Derivative instruments not designated as a hedge [Member]
The effect on the consolidated statements of income of derivative instruments
Gain(loss) on financial assets	31	(41)
Derivative instruments not designated as hedge
Gain(loss) on financial assets	31	(41)
Gain (loss) on financial instruments, net [Member] | Derivative instruments designated as cash flow hedge [Member]
Derivative instruments designated as Cash Flow hedge
Gain (loss) reclassified from OCI into earnings	6
Forward contracts [Member] | Other income and expenses net [Member] | Derivative instruments not designated as a hedge [Member]
The effect on the consolidated statements of income of derivative instruments
Gain(loss) on financial assets	31	(41)
Derivative instruments not designated as hedge
Gain(loss) on financial assets	31	(41)
Forward contracts [Member] | Cost of Sales [Member] | Derivative instruments designated as cash flow hedge [Member]
Derivative instruments designated as Cash Flow hedge
Gain (loss) deferred in OCI	(16)	19
Gain (loss) reclassified from OCI into earnings	67	(31)
Forward contracts [Member] | Selling general and administrative [Member] | Derivative instruments designated as cash flow hedge [Member]
Derivative instruments designated as Cash Flow hedge
Gain (loss) deferred in OCI	(2)	3
Gain (loss) reclassified from OCI into earnings	8	(6)
Forward contracts [Member] | Research and development [Member] | Derivative instruments designated as cash flow hedge [Member]
Derivative instruments designated as Cash Flow hedge
Gain (loss) deferred in OCI	(20)	16
Gain (loss) reclassified from OCI into earnings	45	(32)
Currency options [Member] | Cost of Sales [Member] | Derivative instruments designated as cash flow hedge [Member]
Derivative instruments designated as Cash Flow hedge
Gain (loss) deferred in OCI	(2)	(1)
Gain (loss) reclassified from OCI into earnings	(3)	(6)
Currency options [Member] | Selling general and administrative [Member] | Derivative instruments designated as cash flow hedge [Member]
Derivative instruments designated as Cash Flow hedge
Gain (loss) reclassified from OCI into earnings		(1)
Currency options [Member] | Research and development [Member] | Derivative instruments designated as cash flow hedge [Member]
Derivative instruments designated as Cash Flow hedge
Gain (loss) deferred in OCI	(1)	(1)
Gain (loss) reclassified from OCI into earnings	(1)	(3)
Collars [Member] | Cost of Sales [Member] | Derivative instruments designated as cash flow hedge [Member]
Derivative instruments designated as Cash Flow hedge
Gain (loss) deferred in OCI	(19)
Gain (loss) reclassified from OCI into earnings	1
Collars [Member] | Selling general and administrative [Member] | Derivative instruments designated as cash flow hedge [Member]
Derivative instruments designated as Cash Flow hedge
Gain (loss) deferred in OCI	(3)
Collars [Member] | Research and development [Member] | Derivative instruments designated as cash flow hedge [Member]
Derivative instruments designated as Cash Flow hedge
Gain (loss) deferred in OCI	(8)	2
Combined options [Member] | Gain (loss) on financial instruments, net [Member] | Derivative instruments designated as cash flow hedge [Member]
Derivative instruments designated as Cash Flow hedge
Gain (loss) reclassified from OCI into earnings		4
Contingent zero-cost collars [Member] | Gain (loss) on financial instruments, net [Member] | Derivative instruments designated as cash flow hedge [Member]
Derivative instruments designated as Cash Flow hedge
Gain (loss) deferred in OCI		27
Gain (loss) reclassified from OCI into earnings		$ 16